Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current
Related to current year	$ 2,704	$ 2,880
Related to prior years	1,095	(411)
Current tax expense (income) and adjustments for current tax of prior periods	3,799	2,469
Deferred
Related to current year	(317)	(6,338)
Related to prior years	(6)	(350)
Deferred tax expense (income)	(323)	(6,688)
Total income tax expense (recovery)	$ 3,476	$ (4,219)